August 26, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Angel Oak Financial Strategies Income Term Trust Registration Statement on Form N-2 (File No. 811-23358)

Ladies and Gentlemen:

Enclosed for filing on behalf of Angel Oak Financial Strategies Income Term Trust (the “Fund”), a closed-end management investment company, is the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940.

This filing is for the registration and issuance of common shares and/or preferred shares of beneficial interest, each with a par value of $0.001 per share, and/or subscription rights to purchase common shares and any follow-on offering in accordance with the Registration Statement (the “Offerings”). The approximate date of the proposed Offerings will be from time to time after the effective date of the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3386.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld